Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2023 USD ($)
Income Taxes
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Unrecognized tax benefits	¥ 0		¥ 0	¥ 2,588,962		$ 0
Operating loss carryforwards	3,142,000,000		3,024,000,000			443,000,000
Unrecognized tax benefits that would impact effective tax rate	0					0
Presented on a Net Basis Against the Deferred Tax Assets Related to Tax Loss Carry Forwards [Member]
Income Taxes
Unrecognized tax benefits	0		¥ 0			$ 0
Maximum
Income Taxes
Undistributed earnings from foreign subsidiaries	¥ 11,574,000,000	$ 1,630,000,000
PRC tax authority to conduct examinations, term	5 years	5 years
Domestic Tax Authority [Member] | Maximum
Income Taxes
Operating loss carryforwards, Expiration year	2028	2028
Domestic Tax Authority [Member] | Minimum
Income Taxes
Operating loss carryforwards, Expiration year	2024	2024
Xiamen Qudian Technology Co., Ltd. ("Xiamen Qudian") | High and New Technology Enterprise
Income Taxes
Statutory income tax rate				15.00%	15.00%
Hong Kong
Income Taxes
Statutory income tax rate	16.50%	16.50%
PRC
Income Taxes
Statutory income tax rate	25.00%	25.00%
Withholding tax rate				10.00%	10.00%
AUSTRALIA
Income Taxes
Statutory income tax rate	30.00%	30.00%